Financial risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 64,046	$ 7,661
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure in functional currency	$ 64,656	16,342
Percentage of increase in exchange rate	5
Variation of net earnings	$ 3,200	3,200
Foreign exchange risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	47,738	12,891
Foreign exchange risk | U.S. dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	54,242	15,810
Foreign exchange risk | U.S. dollars | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	921	1
Foreign exchange risk | U.S. dollars | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(7,425)	(2,920)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	64,000
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in other comprehensive income (loss)	$ 2,800	$ 3,700
Percentage of increase in equity prices of the long-term investments	10	10
Decrease in Net income (loss)		$ 100